Share-Based Payment	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Payment
15.	SHARE-BASED PAYMENT

On March 28, 2011, the shareholders and board of directors of the Company approved the 2011 Share Incentive Plan (the “Plan”). The Plan provides for the grant of options, restricted shares and other share-based awards. These options were granted with exercise prices denominated in U.S. dollars, which is the functional currency of the Company. The board of directors has authorized under the Plan the issuance of up to 12% of the Company’s issued and outstanding ordinary shares from time to time, on an as-exercised and fully diluted basis, upon exercise of awards granted under the Plan. The maximum term of any issued share option is ten years from the grant date.

On April 8, 2011, the Company granted 13,864,000 share options to a director and employees with an exercise price of US$0.40 per share. For these awards, 5,506,600 options will be vested upon the first anniversary of the grant date, 5,225,800 options will be vested upon the second anniversary of the grant date, 1,565,800 options will be vested upon the third anniversary of the grant date, and 1,565,800 options will be vested upon the fourth anniversary of the grant date.

On April 8, 2011, the Company granted 5,003,980 and 12,600,000 share options to another director and a consultant with an exercise price of US$0.40 per share, and all were vested on the grant date.

On October 22, 2013, the Company granted 2,660,000 share options to employees with an exercise price of US$0.40 per share. For these awards, 600,000 options will be vested on 180 days after the grant date, 1,620,000 options will be vested upon the first anniversary of the grant date, 220,000 options will be vested upon the second anniversary of the grant date, and 220,000 options will be vested upon the third anniversary of the grant date.

A summary of share option activity and related information for the year ended December 31, 2013 is as follows:

Share options granted to employees and directors

	Number of option	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	US$	(Years)	US$’000
Outstanding, January 1, 2013	18,719,980	0.25	0.35	8.27
Granted	2,660,000	0.40	0.95
Exercised	(2,660,000)	0.20	0.36

Outstanding, December 31, 2013	18,719,980	0.28	0.43	7.63	60,936

Vested and expected to vest at December 31, 2013	18,337,300	0.28	0.44	7.64	59,659

Exercisable at December 31, 2013	13,002,380	0.28	0.34	7.27	42,388

Share options granted to consultants

	Number of option	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	US$	(Years)	US$’000
Outstanding, January 1, 2013	12,600,000	0.40		8.27

Outstanding, December 31, 2013	12,600,000	0.40	0.31	7.27	39,526

Vested at December 31, 2013	12,600,000	0.40	0.31	7.27	39,526

Exercisable at December 31, 2013	12,600,000	0.40	0.31	7.27	39,526

The aggregate intrinsic value in the table above represents the difference between the fair value of Company’s common share as of December 31, 2013 and the exercise price. Total intrinsic value of options exercised for the year ended December 31, 2013 was RMB53,741 (US$8,877). No share option granted to the employees and directors were exercised during the year ended December 31, 2011 and 2012.

On June 8, 2012 (the “modification date”), the Company modified the exercise price of both vested and unvested 13,740,000 options that were previously granted to 88 employees, from US$0.4 to US$0.2. The modification was intended to provide additional incentives for these employees.

In accordance with ASC 718-20 Compensation—Stock Compensation, the effects of a modification resulted in incremental compensation cost of US$670, which was measured as the excess of the fair value of the modified award of US$3,460 over the fair value of the original award of US$2,790 at the modification date.

The total compensation cost measured at modification date was US$2,214, representing the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at the modification date of US$1,544 and the incremental compensation cost resulting from the modification of US$670.

The incremental compensation cost of US$178 for vested options was recognized immediately at the modification date, while the compensation cost of US$2,036 for unvested options is being amortized on a straight-line basis over the remaining vesting term of the original award.

As of December 31, 2013, there was RMB14,154 (US$2,338) of unvested share-based compensation costs related to equity awards granted to employees that is expected to be recognized over a weighted-average vesting period of 1.3 years. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

As the share options granted to the director and consultants were fully vested at the grant date, the related compensation expenses were fully recognized in the consolidated statement of comprehensive income at the grant date.

The fair value of share options was determined using the binomial option valuation model, with the assistance from an independent third-party appraiser. The binomial model requires the input of highly subjective assumptions, including the expected share price volatility and the suboptimal early exercise factor. For expected volatilities, the Company has made reference to historical volatilities of several comparable companies. The sub-optimal early exercise factor was estimated based on the vesting and contractual terms of the awards and management’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on market yield of U.S. Treasury Bond in effect at the time of grant. The assumptions used to estimate the fair value of the share options granted are as follows:

	For the year ended December 31
	2011	2012	2013
Expected volatility	50.34%	50.11%	49.86%
Risk-free interest rate	3.69%	1.34%	2.60%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Suboptimal early exercise factor	2.0	2.0	2.2

The total fair value of the vested equity awards granted to a director and consultants during the year ended December 31, 2011 was RMB9,970 (US$1,647) and RMB25,104 (US$4,147), respectively. No equity awards granted to the employees were vested during the year ended December 31, 2011. The total fair value of the vested equity awards granted to the employees during the year ended December 31, 2012 and 2013 was RMB12,437 (US$2,054) and RMB11,457 (US$1,893), respectively.

The exercise price of options granted during the years 2011 and 2013 equaled the market price of the ordinary shares on the grant date. The weighted-average grant-date fair value per share granted to directors and employees during the year ended December 31, 2011 was US$0.35, while those granted to the consultants was US$0.31. No share options were granted during the year ended December 31, 2012. The weighted-average grant-date fair value per share granted to employees during the year ended December 31, 2013 was US$0.95.

Total share-based compensation expenses relating to options granted to employees, the director and consultants for the years ended December 31, 2011, 2012 and 2013 are included in:

	For the year ended December 31, 2011
	Employees	Directors	Consultants	Total	Total
	RMB	RMB	RMB	RMB	US$
Cost of services	206	—	—	206	34
Sales and marketing	749	—	—	749	124
General and administrative	12,290	9,970	25,104	47,364	7,824
Service development expenses	1,835	—	—	1,835	303

	15,080	9,970	25,104	50,154	8,285

	For the year ended December 31, 2012
	Employees	Directors	Consultants	Total	Total
	RMB	RMB	RMB	RMB	US$
Cost of services	222	—	—	222	37
Sales and marketing	780	—	—	780	129
General and administrative	10,892	—	—	10,892	1,799
Service development expenses	1,810	—	—	1,810	294

	13,704	—	—	13,704	2,259

	For the year ended December 31, 2013
	Employees	Directors	Consultants	Total	Total
	RMB	RMB	RMB	RMB	US$
Cost of services	113	—	—	113	19
Sales and marketing	390	—	—	390	64
General and administrative	6,178	—	—	6,178	1,021
Service development expenses	880	—	—	880	145

	7,561	—	—	7,561	1,249